         [State Farm Life and Accident Assurance Company Letterhead]

                                            May 1, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE: State Farm Life and Accident Assurance Company Variable Life Separate Account (File No. 333-64345)

Gentlemen:

     On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant's most recent post-effective amendment filed with the Securities and Exchange Commission on April 27, 2001.

     Please contact the undersigned at 309-735-6701 if you have any questions about this filing.

                                            Sincerely,


                                            /s/ Brian Lord
                                            Brian Lord
                                            Assistant Counsel

BL:bc